Employee Benefits - Employee Benefit Expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries	$ 70,238	$ 68,312	$ 64,776
Social security costs	11,737	11,595	11,494
Employee profit sharing	2,035	1,112	1,205
Post-employment benefits	1,176	1,002	795
Share-based payments	854	575	200
Termination benefits	259	201	169
Employee benefits expense	$ 86,299	$ 82,797	$ 78,639